Unaudited Quarterly Operating Results Unaudited Quarterly Operating Results - MEC - (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Operating Results [Line Items]
Revenues	$ 528	$ 680	$ 572	$ 722	$ 654	$ 638	$ 564	$ 966	$ 2,502	$ 2,822	$ 2,588
Operating Income (Loss)	29	208	112	100	52	156	46	140	449	394	329
Income (Loss) from Continuing Operations Attributable to Parent	(3)	233	126	90	54	168	30	149	446	401	336
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	6	1	5	4	4	2	2	8	16	16	14
Net Income	$ 3	$ 234	$ 131	$ 94	$ 58	$ 170	$ 32	$ 157	$ 462	$ 417	$ 350